TAX - The effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax liability
Balance as of 1 January	$ 44.9	$ 44.9	$ 45.0
Deferred tax for the year		0.1	(0.1)
Adjustments related to previous years	0.0	(0.1)	0.0
Balance as of 31 December	$ 44.9	$ 44.9	$ 44.9